9. Share capital	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 9. Share capital

The Company's authorized share capital consists of unlimited common shares without par value. At September 30, 2016, the Company had 153,045,408 (December 31, 2015 - 147,330,917) shares issued and outstanding.